Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Without Sales Load [Member] | C000163318
Average Annual Return [Line Items]
Average Annual Return, Percent	27.72%	13.27%	8.96%
Without Sales Load [Member] | C000132967
Average Annual Return [Line Items]
Average Annual Return, Percent	27.46%	12.08%	9.43%
Morningstar US Market TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market TR Index
Average Annual Return, Percent	35.60%	15.36%	12.94%
Morningstar US Market TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market TR Index
Average Annual Return, Percent	35.60%	15.36%	12.94%
Morningstar US Large Value TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Large Value TR Index
Average Annual Return, Percent	27.07%	11.27%	10.01%
Morningstar US Large Value TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Large Value TR Index
Average Annual Return, Percent	27.07%	11.27%	10.01%